Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share
Earnings per share

Note 19 – Earnings per share

Basic net income attributable to common shareholders of Tantech Holdings Ltd is based on the weighted-average shares outstanding during the relevant period. Diluted net income attributable to common shareholders of Tantech Holdings Ltd is based on the weighted-average common shares outstanding during the relevant period adjusted for the dilutive effect of unexercised warrants. As of December 31, 2023 and 2022, the total number of registered and unregistered warrants outstanding was 25,250 and 26,765, respectively. For the year ended December 31, 2023, no warrants were included in diluted income per share since the exercise prices for the warrants were higher than the average market price.  For the year ended December 31, 2022, 9,235 warrants were included in diluted income per share since the exercise prices for the warrants were lower than the average market price. For the year ended December 31, 2021, no warrants were included in the diluted loss per share as they would be anti-dilutive.

The following table presents a reconciliation of basic and diluted earing per share:

	For the years ended December 31,
	2023	2022	2021
Net income (loss) attributable to common shareholders of Tantech Holdings Ltd.	$5,582,847	$3,021,069	$(8,358,129)
Weighted average shares Outstanding - Basic	2,767,449	996,934	172,864
Dilutive securities -unexercised warrants	-	9,235	-
Weighted average shares outstanding – diluted	2,767,449	1,006,169	172,864
Earnings (loss) per share - Basic	$2.02	$3.03	$(48.35)
Earnings (loss) per share – Diluted	$2.02	$3.00	$(48.35)